David A. Sirignano
Partner
202.739.5420
dsirignano@morganlewis.com
December 20, 2007
VIA EDGAR
Stephen Krikorian
Accounting Branch Chief
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 First Street, N.E.
Washington, D.C. 20549

Re:	Jag Media Holdings, Inc. Form 8-K Filed on November 14, 2007 File No. 000-28761
Dear Mr. Krikorian:
Reference is made to your letter dated November 16, 2007 to Thomas J. Mazzarisi, Chairman, CEO and General Counsel of Jag Media Holdings, Inc. (the “Company”) regarding the Form 8-K referenced above. In your letter you request that the Company amend the Form 8-K to provide additional disclosure in the following respects:
Item 4.02 — Non-Reliance on Previously Issued Financial Statements or a Related Audit Report or Completed Interim Review
1.	Please amend your report to include all of the information required by Item 4.02(a) of Form 8-K, including:
•	the date you concluded that your financial statements should no longer be relied upon, and

•	a statement whether the audit committee, or board of directors in the absence of an audit committee, or authorized officer or officers, discussed with your independent accountant the matters disclosed in the filing pursuant to this Item 4.02(a).

Stephen Krikorian
December 20, 2007

The Company has filed a Form 8-K/A to amend the Form 8-K and has included the requested disclosure under the Item 4.02 discussion.
The Company hereby acknowledges that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
If you have any questions concerning the foregoing, you may contact me at (202) 739-5420.
Sincerely,
David A. Sirignano

c:	Chris White Senior Staff Accountant